Reverse Recapitalization (Details Narrative) - USD ($)						1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Dec. 24, 2023	Dec. 21, 2023	Dec. 20, 2023	Dec. 19, 2023	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Apr. 30, 2025	Dec. 24, 2024	May 21, 2024
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						20,196			20,196
Per share value				$ 0.10
Net proceeds						$ 4,500		$ 15,000	$ 4,520,000	$ 4,000
Issuance of common stock, shares							169,375
Redemption of ordinary shares				7,370
Non-cash gains (losses)							$ 370,000	$ (251,000)	$ (751,000)	(693,000)
VWAP price									$ 70.00
Transaction costs						$ 982,000			$ 982,000
Equity-classified instruments costs		$ 2,354,000
Liability-classified instruments to expense		4,009,000
Reduction of unpaid transaction costs									99,000
PIPE Subscription Agreements [Member]
Net proceeds									$ 15,000
Sponsor PIPE Subscription Agreement [Member]
Shares of common stock					19,973
Per share value					$ 100.00
Purchase price of certain obligations					$ 1,997,000
Issuance of common stock, shares				19,973
Aggregate outstanding obligations				$ 1,997,000
Founder Shares [Member]
Forfeiture of shares				65,863
Private Warrants [Member]
Forfeiture of shares				40,000
Non Redemption Agreement [Member]
Converted into common stock				20,248
Earnout shares [Member]
Shares of common stock						175,000			175,000
Per share value						$ 125.00			$ 125.00
Aggregate shares									350,000
Liability in connection with the merger									$ 33,559,000
Liability to its estimated fair value						$ 1,240,000			1,240,000	1,680,000
Non-cash gains (losses)									$ 440,000	$ 31,879,000
Make Whole Shares [Member]
Liability in connection with the merger		2,071,000
Liability to its estimated fair value		$ 1,241,000
VWAP price									$ 70.00
Other non-cash gains									$ 830,000
Public Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			6,000,000			6,000,000			6,000,000
Private Placement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			3,400,000
Common Class A [Member]
Shares of common stock						5,883,842	10,355,525		5,883,842	3,282,423	385,000
Common stock shares outstanding						5,883,842	10,355,525		5,883,842	3,282,423
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											68,276
Per share value			$ 10.00
Aggregate amount in cash							$ 785,000
Issuance of common stock, shares	950,000								64,280	37,000
Aggregate shares			28,000
Additional shares of common stock													321,404
Common Class A [Member] | PIPE Subscription Agreements [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						150,000			150,000
Aggregate shares purchase		197,500
Per share value		$ 100.00
Aggregate amount in cash		$ 19,750,000
Warrants to purchase shares exercisable		20,000
Warrants to purchase shares exercisable		175,000
Common Class A [Member] | PIPE Subscription Agreements [Member] | PIPE Investors [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		195,000
Per share value		$ 0.10
Common Class A [Member] | Non Redemption Agreement [Member]
Converted into common stock				20,248
Common Class A [Member] | Earnout shares [Member]
Per share value						$ 150.00			$ 150.00
Additional shares of common stock						175,000			175,000
Common Class A [Member] | Make Whole Shares [Member]
Shares of common stock						245,473			245,473
Per share value						$ 100.00			$ 100.00
Issuance of common stock, shares		105,202							105,202
Per share value												$ 100.00
Common Class B [Member]
Shares of common stock						200,491	200,491		200,491	212,991
Common stock shares outstanding						200,491	200,491		200,491	212,991
Warrant [Member]
Issuance of common stock, shares				20,269
Legacy Mobix's [Member]
Transaction costs		$ 6,363,000
Unpaid transaction costs		$ 3,090,000
Legacy Mobix's [Member] | Sponsor PIPE Subscription Agreement [Member]
Converted into common stock					27,218
Per share value					$ 0.10
Warrants to purchase shares exercisable					27,245
Legacy Mobix's [Member] | Common Class A [Member]
Shares of common stock			1,813,925
Common stock shares outstanding			1,813,925
Conversion of notes into shares			3,004
Converted into common stock			15,095
Legacy Mobix's [Member] | Common Class A [Member] | Sponsor PIPE Subscription Agreement [Member]
Converted into common stock					27,218
Legacy Mobix's [Member] | Common Class B [Member]
Conversion of notes into shares			225,490